Class A Ordinary Shares Subject to Possible Redemption (Details) - Class A Ordinary Shares [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class A Ordinary Shares Subject to Possible Redemption (Details) [Line Items]
Ordinary shares, authorized	500,000,000	500,000,000
Price per share (in Dollars per share)	$ 0.0001	$ 0.0001
Voting rights	Class A ordinary shares are entitled to one vote for each share.	Class A ordinary shares are entitled to one vote for each share.
Ordinary shares outstanding	4,642,030	4,642,030	20,000,000